Expense Example - Pioneer Disciplined Growth Fund	Dec. 31, 2021 USD ($)
A
Expense Example:
1	$ 673
3	881
5	1,106
10	1,751
C
Expense Example:
1	287
3	579
5	995
10	2,159
K
Expense Example:
1	72
3	224
5	390
10	871
R
Expense Example:
1	148
3	459
5	792
10	1,735
Y
Expense Example:
1	84
3	262
5	455
10	$ 1,014